Cash and cash equivalents and short-term time deposits	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents and short-term time deposits	Cash and cash equivalents and short-term time deposits

in CHF thousands	2023	2022
Cash at bank in CHF	57,379	67,611
Cash at bank in EUR	4,948	7,685
Cash at bank in USD	4,829	12,520
Cash at bank in GBP	153	130
Total cash at bank at December 31	67,309	87,946

Short-term time deposits in CHF	77,500	110,000
Short-term time deposits in EUR	—	4,938
Short-term time deposits in USD	42,080	46,260
Total short-term deposits at December 31	119,580	161,198
All short-term time deposits at December 31, 2023 and 2022 were held with Swiss banks. As of December 31, 2023, the deposits denominated in CHF contained six positions with three banks, the deposits denominated in USD contained five positions with two banks. As of December 31, 2022, there were six deposits denominated in CHF with three banks, where the short-term time deposits denominated in USD contained three positions with three banks and the short-term time deposits in EUR contained one position with one bank. Please refer to note 25.